Consolidated Schedule of Investments (unaudited) November 30, 2020	iShares® MSCI India Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.2%
Blue Dart Express Ltd.(a)	7,728	$416,927

Airlines — 0.1%
SpiceJet Ltd.(a)	342,024	330,218

Auto Components — 3.7%
Apollo Tyres Ltd.	465,766	1,160,071
Ceat Ltd.	32,935	510,705
Endurance Technologies Ltd.(b)	57,264	894,650
Exide Industries Ltd.	692,075	1,727,472
Mahindra CIE Automotive Ltd.(a)	185,156	400,408
Minda Industries Ltd.	110,703	577,909
Sundram Fasteners Ltd.	137,835	970,720
Tube Investments of India Ltd.	152,272	1,693,459

		7,935,394

Banks — 4.5%
AU Small Finance Bank Ltd.(a)(b)	124,739	1,413,281
City Union Bank Ltd.	588,323	1,478,032
DCB Bank Ltd.(a)	247,723	360,096
Federal Bank Ltd.(a)	2,404,273	2,038,833
IDFC First Bank Ltd.(a)	3,694,764	1,833,506
Karur Vysya Bank Ltd. (The)(a)	637,781	322,954
RBL Bank Ltd.(b)	579,907	1,752,495
Yes Bank Ltd., New	4,044,378	618,486

		9,817,683

Beverages — 1.2%
Radico Khaitan Ltd.	108,731	667,307
Varun Beverages Ltd.	163,879	1,928,320

		2,595,627

Building Products — 2.1%
Astral Poly Technik Ltd.	111,033	2,203,156
Blue Star Ltd.	70,413	771,910
Cera Sanitaryware Ltd.	8,472	357,441
Kajaria Ceramics Ltd.	129,424	1,132,299

		4,464,806

Capital Markets — 4.2%
Central Depository Services India Ltd.	83,383	551,373
CRISIL Ltd.	23,619	629,957
Dhani Services Ltd.	361,640	1,375,874
Edelweiss Financial Services Ltd.(a)	760,954	719,275
ICICI Securities Ltd.(b)	104,920	635,488
IDFC Ltd.	1,949,516	1,100,377
IIFL Wealth Management Ltd.	54,372	745,689
Indian Energy Exchange Ltd.(b)	58,536	172,076
JM Financial Ltd.	697,537	776,127
Motilal Oswal Financial Services Ltd.	60,278	495,939
Multi Commodity Exchange of India Ltd.	40,693	887,395
Nippon Life India Asset Management Ltd.(b)	199,455	782,131
Tata Investment Corp. Ltd.	20,597	261,759

		9,133,460

Chemicals — 11.2%
Aarti Industries Ltd.	117,017	1,825,501
Advanced Enzyme Technologies Ltd.	69,888	333,037
Akzo Nobel India Ltd.	14,832	431,203
Alkyl Amines Chemicals	8,012	434,375
Atul Ltd.	24,151	2,057,912
BASF India Ltd.	17,621	394,065
Bayer CropScience Ltd./India	18,296	1,246,839

Security	Shares	Value

Chemicals (continued)
Castrol India Ltd.	641,706	$1,086,605
Chambal Fertilizers and Chemicals Ltd.	271,103	746,248
Coromandel International Ltd.	164,037	1,834,822
Deepak Nitrite Ltd.	111,052	1,297,272
EID Parry India Ltd.(a)	113,155	529,896
Fine Organic Industries Ltd.	11,529	400,858
Finolex Industries Ltd.	80,831	688,561
Galaxy Surfactants Ltd.	16,956	444,139
Gujarat Fluorochemicals Ltd.(a)	35,776	277,488
Gulf Oil Lubricants India Ltd.	24,512	261,980
Linde India Ltd.	34,719	427,282
Navin Fluorine International Ltd.	40,947	1,485,745
Rallis India Ltd.	125,451	477,622
SRF Ltd.	46,591	3,229,733
Supreme Industries Ltd.	101,089	2,226,296
Tata Chemicals Ltd.	269,651	1,427,701
Vinati Organics Ltd.	41,843	665,505

		24,230,685

Communications Equipment — 0.3%
Sterlite Technologies Ltd.	259,328	569,913

Construction & Engineering — 3.2%
Dilip Buildcon Ltd.(b)	55,679	267,470
Engineers India Ltd.	463,035	463,934
GE Power India Ltd.	5,399	19,983
IRB Infrastructure Developers Ltd.	228,922	366,615
Kalpataru Power Transmission Ltd.	113,373	490,808
KEC International Ltd.	178,342	865,747
NBCC India Ltd.	1,025,942	360,192
PNC Infratech Ltd.	146,219	337,035
Voltas Ltd.	349,280	3,804,260

		6,976,044

Construction Materials — 3.0%
Birla Corp. Ltd.	37,655	360,425
Dalmia Bharat Ltd.(a)	115,884	1,723,952
HeidelbergCement India Ltd.	110,812	311,609
India Cements Ltd. (The)	277,552	594,410
JK Cement Ltd.(a)	48,049	1,317,067
Ramco Cements Ltd. (The)	191,808	2,310,696

		6,618,159

Consumer Finance — 5.7%
Cholamandalam Financial Holdings Ltd.(a)	151,570	1,107,667
Cholamandalam Investment and Finance Co. Ltd.	667,324	3,502,592
CreditAccess Grameen Ltd.(a)	74,988	801,053
Mahindra & Mahindra Financial Services Ltd.(a)	1,005,976	2,322,855
Manappuram Finance Ltd.	756,929	1,838,247
MAS Financial Services Ltd.(b)	22,687	320,731
Spandana Sphoorty Financial Ltd.(a)	26,183	265,149
Sundaram Finance Ltd.	81,033	1,911,364
Ujjivan Financial Services Ltd.	49,508	189,158

		12,258,816

Diversified Financial Services — 0.7%
Aditya Birla Capital Ltd.(a)	381,626	455,800
L&T Finance Holdings Ltd.	980,238	1,149,581

		1,605,381

Diversified Telecommunication Services — 0.8%
Tata Communications Ltd.	116,024	1,663,131

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI India Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electric Utilities — 1.8%
CESC Ltd.	97,136	$762,594
Tata Power Co. Ltd. (The)	2,341,498	2,051,997
Torrent Power Ltd.	273,925	1,168,846

		3,983,437

Electrical Equipment — 2.3%
Amara Raja Batteries Ltd.	124,447	1,591,039
Bharat Heavy Electricals Ltd.(a)	1,417,558	628,803
Finolex Cables Ltd.	112,072	467,318
Graphite India Ltd.	95,446	315,055
HEG Ltd.	18,855	204,880
KEI Industries Ltd.	87,450	501,747
Polycab India Ltd.	48,529	628,039
V-Guard Industries Ltd.	279,107	697,049

		5,033,930

Electronic Equipment, Instruments & Components — 0.4%
Redington India Ltd.	459,852	815,928

Entertainment — 0.6%
Chennai Super Kings Cricket Ltd.(a)(c)	206,787	28
Inox Leisure Ltd.	75,373	275,360
PVR Ltd.	62,891	1,109,183

		1,384,571

Equity Real Estate Investment Trusts (REITs) — 0.5%
Mindspace Business Parks REIT(a)(b)	241,400	998,832

Food Products — 1.4%
Avanti Feeds Ltd.	88,746	625,064
Balrampur Chini Mills Ltd.	188,073	418,018
Bombay Burmah Trading Co.	27,788	495,207
CCL Products India Ltd.	119,148	428,366
Kaveri Seed Co. Ltd.	39,296	260,430
KRBL Ltd.	76,662	266,871
Zydus Wellness Ltd.	20,724	521,666

		3,015,622

Gas Utilities — 2.5%
Adani Gas Ltd.	298,796	1,403,678
Gujarat Gas Ltd.	280,246	1,320,129
Gujarat State Petronet Ltd.	459,376	1,361,884
Mahanagar Gas Ltd.	96,511	1,386,487

		5,472,178

Health Care Providers & Services — 2.6%
Aster DM Healthcare Ltd.(a)(b)	187,905	424,876
Dr Lal PathLabs Ltd.(b)	47,502	1,469,198
Fortis Healthcare Ltd.(a)	737,630	1,503,025
Metropolis Healthcare Ltd.(a)	41,467	1,251,128
Narayana Hrudayalaya Ltd.	116,468	607,768
Thyrocare Technologies Ltd.(b)	30,114	446,589

		5,702,584

Hotels, Restaurants & Leisure — 1.2%
EIH Ltd.(a)	254,588	308,883
Indian Hotels Co. Ltd. (The)	1,130,247	1,803,969
Westlife Development Ltd.(a)	88,726	521,828

		2,634,680

Household Durables — 3.7%
Amber Enterprises India Ltd.	27,434	888,927
Bajaj Electricals Ltd.(a)	73,801	570,577
Crompton Greaves Consumer Electricals Ltd.	766,107	3,158,308
Dixon Technologies India Ltd.	9,420	1,511,124
Johnson Controls-Hitachi Air Conditioning India Ltd.(a)	11,069	341,743

Security	Shares	Value

Household Durables (continued)
Orient Electric Ltd.	188,235	$604,182
Symphony Ltd.	28,480	324,656
TTK Prestige Ltd.	6,772	525,419

		7,924,936

Household Products — 0.2%
Jyothy Labs Ltd.	239,187	455,079

Independent Power and Renewable Electricity Producers — 0.5%
Adani Power Ltd.(a)	1,256,137	653,034
JSW Energy Ltd.	535,027	447,203

		1,100,237

Industrial Conglomerates — 1.0%
3M India Ltd.(a)	4,492	1,326,372
Godrej Industries Ltd.(a)	136,998	750,512

		2,076,884

Insurance — 1.3%
Max Financial Services Ltd.(a)	329,234	2,883,722

Interactive Media & Services — 0.2%
Just Dial Ltd.(a)	55,320	453,317

Internet & Direct Marketing Retail — 0.2%
Infibeam Avenues Ltd.	324,500	345,067

IT Services — 3.6%
Coforge Ltd.	29,593	959,304
Firstsource Solutions Ltd.	452,342	483,150
Mindtree Ltd.	93,871	1,796,518
Mphasis Ltd.	136,711	2,428,838
Persistent Systems Ltd.	74,671	1,203,256
Sonata Software Ltd.	94,183	434,248
Vakrangee Ltd.	776,317	402,539

		7,707,853

Life Sciences Tools & Services — 0.7%
Syngene International Ltd.(a)(b)	195,409	1,525,012

Machinery — 5.5%
AIA Engineering Ltd.	69,286	1,736,775
Ashok Leyland Ltd.	2,151,111	2,676,680
Carborundum Universal Ltd.	169,643	794,769
Cochin Shipyard Ltd.(b)	53,550	267,004
Cummins India Ltd.	203,052	1,606,731
Escorts Ltd.	98,805	1,873,001
GMM Pfaudler Ltd.	10,665	549,342
Lakshmi Machine Works Ltd.	6,089	352,478
Schaeffler India Ltd.	12,726	684,646
Thermax Ltd.	66,824	806,152
Timken India Ltd.	30,622	496,795

		11,844,373

Media — 0.2%
Affle India Ltd.(a)	5,511	254,392
TV18 Broadcast Ltd.(a)	725,838	291,095

		545,487

Metals & Mining — 2.1%
APL Apollo Tubes Ltd.(a)	16,051	732,345
Jindal Steel & Power Ltd.(a)	664,402	2,189,067
Mishra Dhatu Nigam Ltd.(b)	76,267	197,629
MOIL Ltd.	7,879	13,155
National Aluminium Co. Ltd.	1,518,997	804,047

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI India Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
Ratnamani Metals & Tubes Ltd.	25,379	$578,990

		4,515,233

Multiline Retail — 0.4%
Future Retail Ltd.(a)	309,084	344,951
V-Mart Retail Ltd.(a)	14,495	440,842

		785,793

Oil, Gas & Consumable Fuels — 0.8%
Aegis Logistics Ltd.	209,017	722,113
Great Eastern Shipping Co. Ltd. (The)	166,854	568,901
Oil India Ltd.	353,172	458,536

		1,749,550

Paper & Forest Products — 0.2%
Century Textiles & Industries Ltd.	72,755	345,668

Personal Products — 1.4%
Bajaj Consumer Care Ltd.(a)	152,414	420,261
Emami Ltd.	311,485	1,852,138
Gillette India Ltd.	10,612	832,954

		3,105,353

Pharmaceuticals — 8.4%
Aarti Drugs Ltd.	53,103	512,736
Ajanta Pharma Ltd.	42,629	884,225
Alembic Pharmaceuticals Ltd.	95,374	1,285,412
AstraZeneca Pharma India Ltd.	8,142	499,022
Eris Lifesciences Ltd.(b)	55,277	389,146
FDC Ltd./India	81,346	377,258
Glenmark Pharmaceuticals Ltd.	252,717	1,608,653
Granules India Ltd.	201,350	1,121,674
IOL Chemicals and Pharmaceuticals Ltd.	33,458	353,098
JB Chemicals & Pharmaceuticals Ltd.	56,631	760,649
Jubilant Life Sciences Ltd.	116,719	1,139,510
Laurus Labs Ltd.(b)	523,692	2,240,618
Natco Pharma Ltd.	148,241	1,845,700
Procter & Gamble Health Ltd.	10,010	928,344
Sanofi India Ltd.	15,001	1,674,653
Shilpa Medicare Ltd.	46,466	295,745
Strides Pharma Science Ltd.	94,333	973,312
Sun Pharma Advanced Research Co. Ltd.(a)	106,680	261,744
Suven Pharmaceuticals Ltd.(a)	145,088	777,688
Wockhardt Ltd.(a)	54,097	330,800

		18,259,987

Professional Services — 1.0%
L&T Technology Services Ltd.(b)	42,559	990,297
Quess Corp. Ltd.(a)(b)	108,187	731,607
TeamLease Services Ltd.(a)	16,704	563,873

		2,285,777

Real Estate Management & Development — 3.1%
Godrej Properties Ltd.(a)	123,147	1,938,009
Hemisphere Properties India Ltd.(a)	111,383	94,829
Indiabulls Real Estate Ltd.(a)	333,171	291,303
NESCO Ltd.	34,454	252,905
Oberoi Realty Ltd.(a)	205,844	1,288,050
Phoenix Mills Ltd. (The)(a)	139,757	1,288,090
Prestige Estates Projects Ltd.	228,469	824,640
Sobha Ltd.	77,224	324,251
Sunteck Realty Ltd.	83,424	354,790

		6,656,867

Security	Shares	Value

Software — 1.2%
Birlasoft Ltd.(a)	192,376	$513,306
Cyient Ltd.	62,883	415,349
Tanla Platforms Ltd.	13,626	112,725
Tata Elxsi Ltd.	55,550	1,191,355
Zensar Technologies Ltd.	89,606	275,511

		2,508,246

Specialty Retail — 0.1%
Future Lifestyle Fashions Ltd.(a)	154,952	197,205

Textiles, Apparel & Luxury Goods — 3.2%
Aditya Birla Fashion and Retail Ltd.(a)	491,833	1,080,214
Bata India Ltd.	94,183	2,000,377
Garware Technical Fibres Ltd.	15,674	471,355
KPR Mill Ltd.	28,013	304,694
Rajesh Exports Ltd.(a)	96,161	584,838
Relaxo Footwears Ltd.(a)	80,849	805,256
Vaibhav Global Ltd.	16,261	467,577
Vardhman Textiles Ltd.(a)	37,466	412,395
VIP Industries Ltd.	91,000	444,148
Welspun India Ltd.	517,921	480,112

		7,050,966

Thrifts & Mortgage Finance — 2.6%
Aavas Financiers Ltd.(a)	44,641	969,119
Can Fin Homes Ltd.	86,732	564,442
IIFL Finance Ltd.	206,796	279,800
Indiabulls Housing Finance Ltd.	417,760	1,055,171
LIC Housing Finance Ltd.	493,079	2,190,538
PNB Housing Finance Ltd.(a)(b)	95,857	489,859

		5,548,929

Tobacco — 0.1%
Godfrey Phillips India Ltd.	20,320	248,937

Trading Companies & Distributors — 0.6%
IndiaMART Intermesh Ltd.(b)	18,947	1,302,871

Transportation Infrastructure — 0.9%
GMR Infrastructure Ltd.(a)	3,439,795	1,244,818
Gujarat Pipavav Port Ltd.	467,894	610,959

		1,855,777

Wireless Telecommunication Services — 0.9%
Vodafone Idea Ltd.(a)	14,037,912	1,857,663

Total Common Stocks — 98.3% (Cost: $165,698,158)		212,794,795

Total Investments in Securities — 98.3% (Cost: $165,698,158)		212,794,795

Other Assets, Less Liabilities — 1.7%		3,720,941

Net Assets — 100.0%		$216,515,736

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI India Small-Cap ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$—	$0	(b)	$—	$—	$—	$—	—	$73	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$212,176,281	$618,486	$28	$212,794,795

4